UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Scopia Capital Management LLC
Address:          152 West 57th St, 33rd Fl
                  New York, NY 10019


Form 13F File Number: 28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aaron Morse
Title:   Chief Operating Officer
Phone:   212-370-0303

Signature, Place, and Date of Signing:

      /s/ Aaron Morse         New York, NY
     ---------------------    --------------     -------------------
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:      $2,471,587
                                             -----------
                                            (in thousands)

List of Other Included Managers: None


                                                                                                     Voting Authority
                                                                                                     --------------------------
                                                             Value     Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class    CUSIP      (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers    Sole    Shared None
------------------------------  ----------------  ---------  --------  --------  ---  ----  -------  ----------  ------- ------ ----

ACME PACKET INC                 COM               004764106  19966     902606    SH         Sole                   902606
AEROFLEX HLDG CORP              COM               007767106  10920     1559992   SH         Sole                  1559992
ARUBA NETWORKS INC              COM               043176106  27879     1344200   SH   PUT   Sole                  1344200
BIG LOTS INC                    COM               089302103  110533    3883812   SH         Sole                  3883812
CATERPILLAR INC DEL             COM               149123101  16909     188700    SH   PUT   Sole                   188700
CATERPILLAR INC DEL             COM               149123101  78398     874900    SH   PUT   Sole                   874900
CISCO SYS INC                   COM               17275r102  93633     4765192   SH         Sole                  4765192
CISCO SYS INC                   COM               17275r102  34137     1737300   SH   CALL  Sole                  1737300
CISCO SYS INC                   COM               17275r102  21074     1072500   SH   CALL  Sole                  1072500
DOMTAR CORP                     COM NEW           257559203  54988     658382    SH         Sole                   658382
DST SYS INC DEL                 COM               233326107  34569     570440    SH         Sole                   570440
GEO GROUP INC                   COM               36159r103  299518    10621223  SH         Sole                 10621223
G-III APPAREL GROUP LTD         COM               36237h101  67300     1966122   SH         Sole                  1966122
INTEL CORP                      COM               458140100  20030     971400    SH   PUT   Sole                   971400
INTERNATIONAL GAME TECHNOLOG    COM               459902102  1027      72445     SH         Sole                    72445
JETBLUE AIRWAYS CORP            COM               477143101  82364     14399293  SH         Sole                 14399293
MACYS INC                       COM               55616p104  83719     2145548   SH         Sole                  2145548
MEDIVATION INC                  COM               58501n101  56506     1104494   SH         Sole                  1104494
MOMENTA PHARMACEUTICALS INC.    COM               60877t100  44799     3799786   SH         Sole                  3799786
NCR CORP NEW                    COM               62886e108  93242     3659437   SH         Sole                  3659437
NETAPP INC                      COM               64110d104  162654    4848113   SH         Sole                  4848113
NORDION INC                     COM               65563c105  30714     4761914   SH         Sole                  4761914
OLD REP INTL CORP               COM               680223104  49897     4685128   SH         Sole                  4685128
PHH CORP                        COM NEW           693320202  97714     4295112   SH         Sole                  4295112
PHH CORP                        NOTE 6.000% 6/1   693320aq6  49531     25000000  PRN        Sole                 25000000
QLT INC                         COM               746927102  15921     2025573   SH         Sole                  2025573
SEALED AIR CORP NEW             COM               81211k100  52005     2970011   SH         Sole                  2970011
SPDR S&P 500 ETF TR             TR UNIT           78462f103  173512    1218400   SH   PUT   Sole                  1218400
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A          848574109  283985    16734546  SH         Sole                 16734546
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209  49032     1313131   SH         Sole                  1313131
TFS FINL CORP                   COM               87240r107  33720     3505234   SH         Sole                  3505234
UNITED THERAPEUTICS CORP DEL    COM               91307c102  33243     622293    SH         Sole                   622293
VERIZON COMMUNICATIONS INC      COM               92343V104  88712     2050200   SH   PUT   Sole                  2050200
XEROX CORP                      COM               984121103  99436     14580084  SH         Sole                 14580084